Assets Held for Sale - Summary of Assets Held for Sale (Parenthetical) (Detail) $ in Thousands		12 Months Ended
	Jan. 30, 2019 Flights	Dec. 31, 2019 USD ($) Aircraft
Disclosure of assets held for sale [line items]
Number of aircrafts subject to sale and lease agreement | Aircraft		15
A-318 [Member]
Disclosure of assets held for sale [line items]
Proceeds from non current assets or disposal group classified as held for sale		$ 106,350
Number of aircraft sold | Aircraft		10
A-320 [member]
Disclosure of assets held for sale [line items]
Proceeds from non current assets or disposal group classified as held for sale		$ 53,141
Number of aircraft sold | Aircraft		4
Sale Of Flight Simulators [Member]
Disclosure of assets held for sale [line items]
Gain loss on sale of disposal group discontinued assets		$ 5,970
Airbus Three Hundered And Eighteen And Airbus Three Hundred And Twenty [Member]
Disclosure of assets held for sale [line items]
Gain loss on sale of disposal group discontinued assets		(3,694)
Aircraft Sale [Member]
Disclosure of assets held for sale [line items]
Depreciation, amortization and impairment		$ 455,794
Events After Reporting Period [member]
Disclosure of assets held for sale [line items]
Number of flight simulators held for sale | Flights	10